TRADE AND NOTES PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TRADE AND NOTES PAYABLES
Trade payables	¥ 10,946,272		¥ 9,976,432
Notes payable	4,559,171		5,467,922
Total trade and notes payables	15,505,443	$ 2,433,142	15,444,354
USD
TRADE AND NOTES PAYABLES
Total trade and notes payables	¥ 241,000		¥ 35,000